J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

February 25, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of

JPMorgan Mortgage-Backed Securities ETF,

JPMorgan Fundamental Data Science Large Value ETF and

JPMorgan International Hedged Equity Laddered Overlay ETF (each, a “Fund” and, collectively, the “Funds”)

Registration Statement on Form N-14

Ladies and Gentlemen:

We hereby submit for filing with the Securities and Exchange Commission (the “SEC”) the Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). The Registration Statement includes an Information Statement/Prospectus and Statement of Additional Information relating to the conversion of the following three mutual funds (each, a “Target Fund”) into exchange-traded funds, which would be effected through the reorganization of each Target Fund into the corresponding Fund (each such reorganization, a “Reorganization”). The table below sets forth each of the Target Funds and the anticipated schedule for each Reorganization:

Target Fund	Fund	Expected Closing Date
JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF	July 11, 2025

JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF	June 27, 2025

JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF	July 11, 2025

No shareholder vote is required to complete the Reorganizations. Each Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to the Reorganization. Each Fund has been organized solely in connection with the Reorganization to acquire the assets and liabilities of its corresponding Target Fund and continue the business of the Target Fund. Therefore, after each Reorganization, the Target Fund will be the accounting and performance survivor.

Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective on March 27, 2025.

Please contact Allison M. Fumai (allison.fumai@dechert.com; 212.698.3526) of Dechert LLP, counsel to the Trust, if you have any questions.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary